Expense Example	Mar. 31, 2025 USD ($)
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	924
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	2,001
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	1,027
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,434
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Allspring Disciplined Small Cap Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,145
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Allspring Index Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	617
Expense Example, with Redemption, 3 Years	747
Expense Example, with Redemption, 5 Years	888
Expense Example, with Redemption, 10 Years	1,299
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Allspring Index Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	221
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	737
Expense Example, with Redemption, 10 Years	1,641
(Allspring U.S. Equity Funds - Classes A, C, Administrator) | Allspring Index Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	502
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	694
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,217
Expense Example, with Redemption, 10 Years	1,989
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	2,317
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Administrator Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
(Allspring U.S. Equity Funds - Classes A, C, R6, Administrator, Institutional) | Allspring Special Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,131